Average Annual Total Returns - Nationwide Bailard Technology and Science Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years	Class M Shares 1 Year	Class M Shares 5 Years	Class M Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	S&P North American Technology Sector IndexTM (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	S&P North American Technology Sector IndexTM (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	S&P North American Technology Sector IndexTM (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	41.96%	23.63%	17.73%	38.07%	20.60%	15.80%	27.35%	18.46%	14.42%	48.41%	24.15%	17.57%	50.98%	25.49%	18.81%	51.00%	25.49%	18.81%	50.87%	25.38%	18.70%	45.15%	27.23%	20.57%